Significant Accounting Policies (Policies)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Basis of Presentation
Basis of Presentation
The condensed consolidated financial statements reflect the operations of ProKidney and its wholly-owned subsidiaries consisting of
ProKidney-KY
and
ProKidney-US
(together, the “Company”). All intercompany transactions and accounts have been eliminated.
These unaudited condensed consolidated financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair presentation of the Company’s financial information. These interim results and cash flows for any interim period are not necessarily indicative of the results to be expected for the full year. Any reference in these notes to applicable guidance is meant to refer to the authoritative accounting principles generally accepted in the United States of America (GAAP) as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB). These unaudited consolidated financial statements are presented in U.S. Dollars.

Basis of Presentation
The consolidated financial statements reflect the operations of ProKidney and its wholly-owned subsidiaries consisting of
ProKidney-KY
and
ProKidney-US
(together, the “Company”). All intercompany transactions and accounts have been eliminated.
The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). These consolidated financial statements are presented in U.S. Dollars.

Going Concern
Going Concern
The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company performed an analysis of its ability to continue as a going concern. As of March 31, 2022, the Company had an accumulated deficit of $228,996,000. The Company has generated losses from operations for each year since its inception. The Company intends to continue to conduct significant additional research, development, and clinical study activities which, together with expenses incurred for general and administrative expenses, are expected to result in continuing operating losses for the foreseeable future. The amount of future losses and when, if ever, the Company will achieve profitability are uncertain. The Company’s ability to achieve profitability will depend, among other things, on successfully completing clinical studies, obtaining requisite regulatory approvals, establishing appropriate pricing for its product with payers, and raising sufficient funds to finance the Company’s activities. No assurance can be given that the Company’s clinical development efforts will be successful, that regulatory approvals will be obtained, or that the Company will be able to achieve appropriate pricing and market access or that profitability, if achieved, can be sustained.
These matters raise substantial doubt about the Company’s ability to continue as a going concern. As of March 31, 2022, the Company has cash and cash equivalents of $29,802,000, and remaining availability of $80,000,000 under its two promissory note agreements with certain holders of its Class A Units (the “Promissory Notes”). The Company believes that these sources of liquidity will not be sufficient to fund its obligations for the next twelve months. The condensed consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.
Our ability to execute our operating plan depends on our ability to obtain additional funding through equity offerings, debt financings or potential licensing and collaboration arrangements. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to us. Even if we raise additional capital, we may also be required to modify, delay or abandon some of our plans which could have a material adverse effect on our business, operating results and financial condition and our ability to achieve our intended business objectives.

Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company performed an analysis of its ability to continue as a going concern. As of December 31, 2021, the Company had an accumulated deficit of $161,510,000. The Company has generated losses from operations for each year since its inception including losses from operations of $55,146,000 and $26,749,000 for the years ended December 31, 2021 and 2020, respectively. The Company intends to continue to conduct significant additional research, development, and clinical study activities which, together with expenses incurred for general and administrative expenses, are expected to result in continuing operating losses for the foreseeable future. The amount of future losses and when, if ever, the Company will achieve profitability are uncertain. The Company’s ability to achieve profitability will depend, among other things, on successfully completing clinical studies, obtaining requisite regulatory approvals, establishing appropriate pricing for its product with payers, and raising sufficient funds to finance the Company’s activities. No assurance can be given that the Company’s clinical development efforts will be successful, that regulatory approvals will be obtained, or that the Company will be able to achieve appropriate pricing and market access or that profitability, if achieved, can be sustained. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The Company believes that, based on its current business plan, its existing cash and cash equivalents of $20,558,000 at December 31, 2021 will not be sufficient to fund its obligations for the next 12 months. The consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.
Our ability to execute our operating plan depends on our ability to obtain additional funding through equity offerings, debt financings or potential licensing and collaboration arrangements. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to us. Even if we raise additional capital, we may also be required to modify, delay or abandon some of our plans which could have a material adverse effect on our business, operating results and financial condition and our ability to achieve our intended business objectives.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements, in accordance with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the amounts of expenses during the reported periods. Certain estimates in these condensed consolidated financial statements have been made in connection with the calculation of research and development expenses, equity-based compensation expense and the provision for or benefit from income taxes. The Company bases its estimates on historical experience and various other assumptions, including in certain circumstances future projections, which management believes to be reasonable under the circumstances. Actual results could differ from those estimates. Changes in estimates are reflected in reported results in the period in which they become known.

Use of Estimates
The preparation of consolidated financial statements, in accordance with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the amounts of expenses during the reported periods. Certain estimates in these consolidated financial statements have been made in connection with the calculation of research and development expenses, equity-based compensation expense and the provision for or benefit from income taxes. The Company bases its estimates on historical experience and various other assumptions, including in certain circumstances future projections, which management believes to be reasonable under the circumstances. Actual results could differ from those estimates. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of 90 days or less on the date of purchase to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these items.

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of 90 days or less on the date of purchase to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these items.

Concentration of Credit Risk
Concentrations of Credit Risk
Cash and equivalents are financial instruments that are potentially subject to concentrations of credit risk. The Company’s cash and equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits.

Concentrations of Credit Risk
Cash and equivalents are financial instruments that are potentially subject to concentrations of credit risk. The Company’s cash and equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits.

Accrued Expenses
Accrued Expenses
Accrued expenses as presented in the Condensed Consolidated Balance Sheets as of March 31, 2022 and December 31, 2021 consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Compensation	$818	$1,832
Clinical study related costs	653	2,031
Accrued legal	3,095	964
Manufacturing improvement costs	3,137	4,164
Other accrued expenses	414	222

Total accrued expenses and other	$8,117	$9,213

Accrued Expenses
Accrued expenses which have been presented on the consolidated balance sheets as of December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Compensation	$1,832	$1,085
Clinical study related costs	2,031	1,154
Facility expansion costs	19	1,709
Accrued legal	964	—
Manufacturing improvement costs	4,164	—
Other accrued expenses	203	548

Total accrued expenses and other	$9,213	$4,496

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, benefits, third party license fees, and external costs of outside vendors engaged to conduct manufacturing and preclinical development activities and clinical trials.
The Company records accruals based on estimates of services received, efforts expended, and amounts owed pursuant to contracts with numerous contract research organizations. In the normal course of business, the Company contracts with third parties to perform various clinical study activities in the ongoing development of potential products. The financial terms of these agreements are subject to negotiation and variation from contract to contract and may result in uneven payment flows. Payments under the contracts depend on factors such as the achievement of certain events and the completion of portions of the clinical study or similar conditions. The objective of the Company’s accrual policy is to match the recording of expenses in its financial statements to the actual services received and efforts expended. As such, expense accruals related to clinical studies are recognized based on the Company’s estimate of the degree of completion of the event or events specified in the specific clinical study.
The Company records nonrefundable advance payments it makes for future research and development activities as prepaid expenses. Prepaid expenses are recognized as expense in the Condensed Consolidated Statement of Operations and Comprehensive Loss as the Company receives the related goods or services.
Costs incurred in obtaining technology licenses are charged to research and development expense as purchased in-process
research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

Research and Development Costs
Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, benefits, third party license fees, and external costs of outside vendors engaged to conduct manufacturing and preclinical development activities and clinical trials.
The Company records accruals based on estimates of services received, efforts expended, and amounts owed pursuant to contracts with numerous contract research organizations. In the normal course of business, the Company contracts with third parties to perform various clinical study activities in the ongoing development of potential products. The financial terms of these agreements are subject to negotiation and variation from contract to contract and may result in uneven payment flows. Payments under the contracts depend on factors such as the achievement of certain events and the completion of portions of the clinical study or similar conditions. The objective of the Company’s accrual policy is to match the recording of expenses in its financial statements to the actual services received and efforts expended. As such, expense accruals related to clinical studies are recognized based on the company’s estimate of the degree of completion of the event or events specified in the specific clinical study.
The Company records nonrefundable advance payments it makes for future research and development activities as prepaid expenses. Prepaid expenses are recognized as expense in the Statement of Operations and Comprehensive Loss as the Company receives the related goods or services.
Costs incurred in obtaining technology licenses are charged to research and development expense as purchased in-process
research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

Fixed Assets
Fixed Assets
Fixed assets are stated at cost, less accumulated depreciation. Generally, expenditures for maintenance and repairs are charged to expense and major improvements or replacements are capitalized. The Company computes depreciation and amortization using the straight-line method over the estimated useful life of the asset. Leasehold improvements are amortized over the lesser of, the life of the lease or the estimated useful life of the leasehold improvement. The estimated useful lives are as follows:

Computer equipment and software	3-5 years
Furniture and equipment	5-7 years
Leasehold improvements	remainder of lease term
Fixed assets consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Furniture and equipment	$2,220	$2,180
Computer equipment and software	589	569
Leasehold improvements	10,520	10,517
Construction in progress	631	351
Less: accumulated depreciation	(2,857)	(2,259)

Total fixed assets, net	$11,103	$11,358

Depreciation expense for the three months ended March 31, 2022 and 2021 was $593,000 and $176,000, respectively.

Fixed Assets
Fixed assets are stated at cost, less accumulated depreciation. Generally, expenditures for maintenance and repairs are charged to expense and major improvements or replacements are capitalized. The Company computes depreciation and amortization using the straight-line method over the estimated useful life of the asset. Leasehold improvements are amortized over the lesser of, the life of the lease or the estimated useful life of the leasehold improvement. The estimated useful lives are as follows:

Computer equipment and software	3- 5 years
Furniture and equipment	5- 7 years
Leasehold improvements	remainder of lease term
Fixed assets consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Furniture and equipment	$2,180	$2,011
Computer equipment and software	569	130
Leasehold improvements	10,517	76
Construction in progress	351	7,854
Less: accumulated depreciation	(2,259)	(1,157)

Total fixed assets, net	$11,358	$8,914

Depreciation expense for the years ended December 31, 2021 and 2020 was $1,451,000 and $606,000, respectively.

Intangible Assets
Intangible Assets
Intangible assets are comprised of acquired assembled workforce, which are accounted for in accordance with ASC 350—Intangibles—Goodwill and Other. The acquired assembled workforce is amortized on a straight-line basis over the useful life of five years. The following table summarizes information related to the Company’s assembled workforce intangible asset (in thousands):

	March 31, 2022	December 31, 2021
Gross carrying amount	$1,073	$1,073
Accumulated amortization	699	645

Net carrying amount	$374	$428

Estimated amortization expense for the remaining nine months of 2022 is $154,000, $215,000 for the year ended December 31, 2023 and $5,000 for the year ended December 31, 2024. Amortization expense relating to the assembled workforce intangible asset was $54,000 for each of the three months ended March 31, 2022 and 2021.

Intangible Assets
Intangible assets are comprised of acquired assembled workforce, which are accounted for in accordance with ASC 350—Intangibles—Goodwill and Other. The acquired assembled workforce is amortized on a straight-line basis over the useful life of five years. The following table summarizes information related to the Company’s assembled workforce intangible asset (in thousands):

	December 31, 2021	December 31, 2020
Gross carrying amount	$1,073	$1,073
Accumulated amortization	645	431

Net carrying amount	$428	$642

Estimated amortization expense for each of the years 2022 through 2023 is $215,000 and $5,000 for 2024. Amortization expense relating to the assembled workforce intangible asset was $214,000 for the year ended December 31, 2021 and $215,000 for the year ended December 31, 2020.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets such as fixed assets and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. No impairment charges have been recorded for the three months ended March 31, 2022 or 2021.

Impairment of Long-Lived Assets
Long-lived assets such as fixed assets and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. No impairment charges have been recorded for the years ended December 31, 2021 or 2020.

Income Taxes
Income Taxes
The Company was organized as a limited liability company, is now a limited partnership and is classified as a partnership for U.S. income tax purposes, and as such, only records a provision for federal and state income taxes on its subsidiaries organized as C corporations or which have elected to be treated as corporations for U.S. federal income tax purposes.
ProKidney-US
is a limited liability company and has elected to be treated as a C corporation. Therefore, a provision for federal and state taxes has been recorded.
ProKidney-KY
has been granted, by the Government in Council of the Cayman Islands, tax concessions under an undertaking certificate exempting it from any tax levied on profits, income, gains or appreciations in relation to its operations or in the nature of estate duty or inheritance tax for a period of twenty years from January 20, 2016.
ProKidney-KY
elected to be treated as an entity disregarded from its owner for U.S. tax purposes, and as a result, it has not recorded an income tax provision.
The Company uses the liability method in accounting for income taxes as required by ASC Topic 740 — Income Taxes, under which deferred tax assets and liabilities are recorded for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, available taxes in the carryback periods, projected future taxable income and tax planning strategies in making this assessment. Accordingly, the Company has provided a full valuation allowance to offset the net deferred tax assets at March 31, 2022 and December 31, 2021.
Interest and penalties related to income taxes are included in the benefit (provision) for income taxes in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss. The Company has not incurred any significant interest or penalties related to income taxes in any of the periods presented.

Income Taxes
The Company was organized as a limited liability company, is now a limited partnership and is classified as a partnership for U.S. income tax purposes, and as such, only records a provision for federal and state income taxes on its subsidiaries organized as C corporations or which have elected to be treated as corporations for U.S. federal income tax purposes.
ProKidney-US
is a limited liability company and has elected to be treated as a C corporation. Therefore, a provision for federal and state taxes has been recorded.
ProKidney-KY
has been granted, by the Government in Council of the Cayman Islands, tax concessions under an undertaking certificate exempting it from any tax levied on profits, income, gains or appreciations in relation to its operations or in the nature of estate duty or inheritance tax for a period of twenty years from January 20, 2016.
ProKidney-KY
elected to be treated as an entity disregarded from its owner for U.S. tax purposes, and as a result, it has not recorded an income tax provision.
The Company uses the liability method in accounting for income taxes as required by ASC Topic 740 — Income Taxes, under which deferred tax assets and liabilities are recorded for the future tax consequences attributable to the differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, available taxes in the carryback periods, projected future taxable income and tax planning strategies in making this assessment. Accordingly, the Company has provided a full valuation allowance to offset the net deferred tax assets at December 31, 2021.
Interest and penalties related to income taxes are included in the benefit (provision) for income taxes in the Company’s Consolidated Statements of Operations. The Company has not incurred any significant interest or penalties related to income taxes in any of the periods presented.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level
fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable through correlation with market data

•	Level 3 – Unobservable inputs that are supported by little or no market data, which require the reporting entity to develop its own assumptions
The carrying values of cash equivalents, accounts payable, and accrued liabilities approximate fair value due to the short-term
nature of these instruments.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 –	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable through correlation with market data

Level 3 –	Unobservable inputs that are supported by little or no market data, which require the reporting entity to develop its own assumptions
The carrying values of cash equivalents, accounts payable, and accrued liabilities approximate fair value due to the short-term nature of these instruments. There are no available-for-sale
securities included in cash and cash equivalents as of December 31, 2021 and 2020.

Leases
Leases
The Company determines if an arrangement is a lease at inception. Balances recognized related to the Company’s operating and finance leases are included in right-of-use
assets, net and lease liabilities in the Condensed Consolidated Balance Sheets. Right of use assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. Lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise the option. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The right of use asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company has elected a practical expedient to not separate its lease and non-lease
components and instead account for them as a single lease component. Leases with a term of 12 months or less are not recorded on the balance sheet.
Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Lease payments for short-term leases are recorded to operating expense on a straight-line basis and variable lease payments are recorded in the period in which the obligation for those payments is incurred.

Leases
The Company determines if an arrangement is a lease at inception. Balances recognized related to the Company’s operating and finance leases are included in right-of-use
assets, net and lease liabilities in the Consolidated Balance Sheets. Right of use assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. Lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise the option. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The right of use asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company has elected a practical expedient to not separate its lease and non-lease
components and instead account for them as a single lease component. Leases with a term of 12 months or less are not recorded on the balance sheet.
Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Lease payments for short-term leases are recorded to operating expense on a straight-line basis and variable lease payments are recorded in the period in which the obligation for those payments is incurred.

Contingent Liabilities
Contingent Liabilities
The Company records reserves for contingent liabilities when it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements, and the amount of the loss can be reasonably estimated.

Contingent Liabilities
The Company records reserves for contingent liabilities when it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements, and the amount of the loss can be reasonably estimated.

Equity-Based Compensation
Equity-Based Compensation
The Deed for the Establishment of a Limited Partnership of ProKidney LP, dated as of August 5, 2021 (the “Limited Partnership Agreement”) which replaced the Amended and Restated Limited Liability Company Agreement of ProKidney LLC as the governing document of the parent entity in the Company, allows for the issuance of Profits Interests (as defined in the Limited Partnership Agreement) to employees, directors, other service providers of the Company and others denominated in the form of one or more Class B Units (as defined in the Limited Partnership Agreement).
On January 17, 2022, the Company amended and restated its Limited Partnership Agreement (the “Amended and Restated Limited Partnership Agreement”) in part to authorize the issuance of up to 50,000,000 Class B Units (including
Class B-1
Units). The Amended and Restated Limited Partnership Agreement provides that certain qualified distribution events will result in holders of Profits Interests receiving disproportionate distributions from ProKidney until each such holder’s valuation threshold has been reduced to zero in order to “catch up” such holder’s distributions to its pro rata share of aggregate cumulative distributions, and once sufficient distributions to a holder of Profits Interests have been made in accordance with the foregoing, the associated Class B Units will automatically be converted into Class A Units.
The Company measures compensation expense for Profits Interests based on estimated fair values at the time of grant. The Company estimates the fair value of Profits Interests using generally accepted valuation procedures. The Company recognizes compensation expense, on a straight-line basis, for the portion of the Profits Interests’ value that is expected to vest over the requisite service period. The Company records forfeitures of Profits Interests as they occur.

Equity-Based Compensation
The Deed for the Establishment of a Limited Partnership of ProKidney LP, dated as of August 5, 2021 (the “Limited Partnership Agreement”) which replaced the Amended and Restated Limited Liability Company Agreement of ProKidney LLC as the governing document of the parent entity in the Company, allows for the issuance of Profits Interests (as defined in the Limited Partnership Agreement) to employees, directors, other service providers of the Company and others denominated in the form of one or more Class B Units (as defined in the Limited Partnership Agreement). The Company measures compensation expense for Profits Interests based on estimated fair values at the time of grant. The Company estimates the fair value of Profits Interests using generally accepted valuation procedures. The Company recognizes compensation expense, on a straight-line basis, for the portion of the Profits Interests’ value that is expected to vest over the requisite service period. The Company records forfeitures of Profits Interests as they occur.

Defined Contribution Plan
Defined Contribution Plan
The Company sponsors a 401(k) plan for its
ProKidney-US
employees and a defined contribution plan for its
ProKidney-KY
employees. Full-time employees are eligible to participate in the
ProKidney-US
plan. The Company matches 50% of participating
ProKidney-US
employees’ contributions up to 8% of salary. The costs of the
ProKidney-US
plan were $161,000 and $119,000 for the years ended December 31, 2021 and 2020, respectively. The Company contributes 7% of
ProKidney-KY
employee salaries to the
ProKidney-KY
defined contribution plan. The costs of the
ProKidney-KY
plan were $8,000 and $20,000 for the years ended December 31, 2021 and 2020, respectively.

Segments	Segments The Company operates in only one segment.		Segments The Company operates in only one segment.
Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which requires lessees to recognize a
right-of-use
asset and a liability on the balance sheet for all leases, with the exception of short-term leases. The lease liability will be equal to the present value of lease payments, and the right-of-use
asset will be based on the lease liability, subject to adjustment such as for initial direct costs. Leases will continue to be classified as either operating or finance leases in the income statement. The guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted. The Company early adopted ASU
No. 2016-02,
Leases (Topic 842), as of January 1, 2021. For additional detail, see Note 4, Leases.

Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which requires lessees to recognize a
right-of-use
asset and a liability on the balance sheet for all leases, with the exception of short-term leases. The lease liability will be equal to the present value of lease payments, and the right-of-use
asset will be based on the lease liability, subject to adjustment such as for initial direct costs. Leases will continue to be classified as either operating or finance leases in the income statement. The guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted. The Company early adopted ASU
No. 2016-02,
Leases (Topic 842), as of January 1, 2021. For additional detail, see Note 4, Leases.

Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through June 10, 2022, which is the date the consolidated financial statements were available to be issued. See additional information in Note 9.

Subsequent Events
The Company has evaluated subsequent events through April 11, 2022, which is the date the consolidated financial statements were available to be issued. See additional information in Notes 5 and 8.

Social Capital Suvretta Holdings Corp. III [Member]
Basis of Presentation
Basis of Presentation
The
accompanying unaudited condensed financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to
Form 10-Q
and Article 8 of
Regulation S-X
of the SEC. Certain information or footnote disclosures normally included in condensed financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements contained in the Company’s Annual Report on Form
10-K
for the period ended December 31, 2021 filed with the SEC on March 24, 2022. The interim results for the three months ended March 31, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.

Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Use of Estimates
Use of Estimates

The preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Significant accounting estimates include the determination of the fair value of Class A ordinary shares subject to possible redemption and the fair value of Founder Shares transferred to directors. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Significant accounting estimates include the determination of the fair value of Class A ordinary shares subject to possible redemption and the fair value of Founder Shares transferred to directors. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2022 and December 31, 2021.

Cash and Cash Equivalents
The Company
considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts.

Accrued Expenses
Accrued Expense
Accrued expenses
includes $1,506,528 of accrued legal expense, $5,000 of accrued printing expense, $282,500 of accrued due diligence expense, $70,000 of accrued regulatory filing fee and $770 of accrued accounting expense.

Accrued Expenses
At March 31, 2022, accrued expenses includes $4,095,414 of legal expense, $283,348 of printing expense, $529,688 of due diligence expense, $363,740 of professional fee expense and $70,000 of regulatory fee expe nse
, of which $2,500,000 of legal expense, $247,188 of consulting expense and $534,906 of other transactional related expenses incurred in connection with the Business Combination with ProKidney.
At December 31, 2021, accrued expenses includes $1,506,528 of legal expense, $5,000 of printing expense, $282,500 of due diligence expense, $70,000 of regulatory filing fee and $770 of accounting expense.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s condensed financial statements and prescribes a recognition threshold and measurement process for condensed financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management has determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception.
The Company is considered to be an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management has determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company is considered to be an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Equity-Based Compensation
Share-Based Payment Arrangements
The Company
accounts for stock awards in accordance with ASC 718, “Compensation—Stock Compensation,” which requires that all equity awards be accounted for at their “fair value.” Fair value is measured on the grant date and is equal to the underlying value of the stock.
Costs equal
to these fair values are recognized ratably over the requisite service period based on the number of awards that are expected to vest, in the period of grant for awards that vest immediately and have no future service condition, or in the period the awards vest immediately after meeting a performance condition becomes probable (i.e., the occurrence of a Business Combination). For awards that vest over time, cumulative adjustments in later periods are recorded to the extent actual forfeitures differ from the Company’s initial estimates; previously recognized compensation cost is reversed if the service or performance conditions are not satisfied and the award is forfeited.

Share-Based Payment Arrangements
The Company accounts for stock awards in accordance with ASC 718, “Compensation—Stock Compensation,” which requires that all equity awards be accounted for at their “fair value.” Fair value is measured on the grant date and is equal to the underlying value of the stock.

Costs equal to these fair values are recognized ratably over the requisite service period based on the number of awards that are expected to vest, in the period of grant for awards that vest immediately and have no future service condition, or in the period the awards vest immediately after meeting a performance condition becomes probable (i.e., the occurrence of a Business Combination). For awards that vest over time, cumulative adjustments in later periods are recorded to the extent actual forfeitures differ from the Company’s initial estimates; previously recognized compensation cost is reversed if the service or performance conditions are not satisfied and the award is forfeited.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at redemption value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as permanent deficit. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the permanent deficit section of the Company’s condensed balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying value of redeemable ordinary shares are affected by charges against additional paid-in
capital (to the extent available) and accumulated deficit.
At March 31, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Class A ordinary shares issuance costs	(12,479,666)
Plus:
Accretion of carrying value to redemption value	12,487,990

Class A ordinary shares subject to possible redemption, December 31, 2021	250,008,324

Plus:
Remeasurement of carrying value to redemption value	(8,324)

Class A ordinary shares subject to possible redemption, March 31, 2022	$250,000,000

Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Financial Accounting Standards Board (“FASB”) ASC 480, “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at redemption value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the permanent deficit section of the Company’s balance sheet.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying value of redeemable ordinary shares are affected by charges against additional paid-in
capital (to the extent available) and accumulated deficit.
At December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Class A ordinary shares issuance costs	(12,479,666)
Plus:
Increase of carrying value to redemption value	12,487,990

Class A ordinary shares subject to possible redemption	$250,008,324

Marketable Securities Held in Trust Account
Marketable Securities Held in Trust Account
At March 31, 2022 and December 31, 2021, substantially all of the assets held in the Trust Account were held in a money market fund which is invested primarily in U.S. Treasury securities.

Marketable Securities Held in Trust Account
At December 31, 2021, substantially all of the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. Treasury securities.

Offering Costs
Offering Costs
The Company
complies with the requirements of the
ASC 340-10-S99-1. Offering costs
consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. The Company incurred offering costs amounting to $12,479,666 as a result of the Initial Public Offering, consisting of $4,400,000 of underwriting commissions, $7,700,000 of deferred underwriting commissions, and $379,666 of other offering costs.
As the shares sold in the IPO are redeemable, the offering costs were charged to temporary equity and additional paid-in
capital upon the completion of the Initial Public Offering. Immediately thereafter, temporary equity was remeasured and an adjustment was recognized through additional paid in capital and accumulated deficit to adjust temporary equity to the redemption value.

Offering Costs
The Company
complies with the requirements of the
ASC 340-
10-S99-1. Offering costs
consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. The Company incurred offering costs amounting to $12,479,666 as a result of the Initial Public Offering, consisting of $4,400,000 of underwriting commissions, $7,700,000 of deferred underwriting commissions, and $379,666 of other offering costs. The offering costs were charged to temporary equity and additional paid-in
capital upon the completion of the Initial Public Offering. Immediately thereafter, temporary equity was remeasured and an adjustment was recognized through additional paid in capital and accumulated deficit to adjust temporary equity to the redemption value.

Net Loss Per Ordinary Share
Net Loss per Ordinary Share
Net loss per ordinary share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. The Company has two classes of ordinary shares, which are referred to as
Class A ordinary shares and Class B ordinary shares. Losses are shared pro rata between the two classes of shares. Charges associated with the redeemable Class A ordinary shares are excluded from net loss per ordinary share as the redemption value approximates fair value.
As of
March 31, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented.
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31, 2022		For the Period from February 25, 2021 (Inception) Through March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(3,200,799)	$(780,226)	$—	$(5,182)
Denominator:
Basic and diluted weighted average shares outstanding	25,640,000	6,250,000	—	5,500,000
Basic and diluted net loss per ordinary share	$(0.12)	$(0.12)	$—	$(0.00)

Net Loss Per Ordinary Share
Net loss per ordinary share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Losses are shared pro rata between the two classes of shares. Charges associated with the redeemable Class A ordinary shares are excluded from net loss per ordinary share as the redemption value approximates fair value.
As of December 31, 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented.
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from February 25, 2021 (Inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(1,675,346)	$(649,283)
Denominator:
Basic and diluted weighted average shares outstanding	15,101,877	5,852,751

Basic and diluted net loss per ordinary share	$(0.11)	$(0.11)

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” (“ASC 820”), approximates the carrying amounts represented in the accompanying condensed balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recently Adopted Accounting Pronouncements
Recent Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2020-06 effective as of January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company’s condensed financial statements.
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Recent Accounting Standards
In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. We adopted ASU 2020-06 effective as of January 1, 2021. The adoption of ASU 2020-06 did not have an impact on our financial statements.
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.